LEASES - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease expense
Operating lease cost	$ 13,311	$ 12,409
Variable lease cost	4,754	3,847
Short-term lease cost	7,425	7,163
Sublease income	(1,578)	(1,091)
Total	$ 23,912	$ 22,328